DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Net Financial Results (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial income [Abstract]
Interest income		$ 792,128	$ 825,047	$ 1,478,642
Foreign exchange gain		6,080,059	7,500,020	16,060,488
Subtotal		6,872,187	8,325,067	17,539,130
Financial expenses [Abstract]
Interest expense	[1]	(4,468,022)	(5,069,041)	(5,157,490)
Foreign exchange loss		(12,443,627)	(22,393,825)	(32,131,913)
less: Capitalized finance costs		0	0	916,898
Subtotal		(16,911,649)	(27,462,866)	(36,372,505)
Other financial results [Abstract]
Notes repurchase results		(414,204)	602,794	0
Derivative financial instruments results		(80,715)	678,596	(39,397)
Fair value gains / (losses) on financial instruments through profit or loss		1,190,945	(10,966,868)	1,114,219
Others		(493,170)	(540,484)	(841,820)
Subtotal		202,856	(10,225,962)	233,002
Gain on net monetary position		9,400,298	9,784,128	12,646,382
Total		(436,308)	(19,579,633)	(5,953,990)
Accrued interest on lease liabilities		$ 291,753	$ 365,787	$ 405,596

[1]	Includes Ps. 291,753, Ps. 365,787 and Ps. 405,596 of accrued interest corresponding to leasing liabilities, for the years ended December 31, 2021, 2020 and 2019.